Summary of Significant Accounting Policies, Loans Purchased and Allowance for Loan Losses (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans Purchased [Abstract]
Purchase of loans receivable held for investment	$ 0	$ 0
Allowance for Loan Losses [Abstract]
Length of period over which historical loss experience is determined	5 years